MORGAN STANLEY SMALL-MID SPECIAL VALUE FUND
522 Fifth Avenue
New York, New York 10036

September 3, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Morgan Stanley Small-Mid Special Value Fund File Numbers: 333-83234, 811-21042 Rule 497 (j) filing
Dear Sir or Madam:
On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on August 29, 2008.

Very truly yours,
/s/ Sheri L. Schreck
Sheri L. Schreck
Assistant Secretary

cc:	Amy R. Doberman, Esq. Larry Greene